Document and Entity Information	Oct. 14, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001746473
Document Type	8-K
Document Period End Date	Oct. 14, 2025
Entity Registrant Name	PLIANT THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39303
Entity Tax Identification Number	47-4272481
Entity Address, Address Line One	331 Oyster Point Blvd.
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	481-6770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	PLRX
Security Exchange Name	NASDAQ
Series A Junior Participating Preferred Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Junior Participating Preferred Purchase Rights
Security Exchange Name	NASDAQ